Schedule of Investments (unaudited) July 31, 2019	iShares® U.S. Consumer Services ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 3.6%
Alaska Air Group Inc.	38,304	$2,426,941
Allegiant Travel Co.	3,992	598,201
American Airlines Group Inc.	122,794	3,746,445
Delta Air Lines Inc.	184,770	11,278,361
JetBlue Airways Corp.(a)	93,342	1,794,967
Southwest Airlines Co.	151,591	7,811,484
Spirit Airlines Inc.(a)(b)	21,229	900,747
United Airlines Holdings Inc.(a)	68,552	6,300,614

		34,857,760

Commercial Services & Supplies — 1.0%
Copart Inc.(a)	62,536	4,848,416
IAA Inc.(a)	41,335	1,932,411
KAR Auction Services Inc.	41,335	1,105,298
Rollins Inc.	45,716	1,532,858

		9,418,983

Distributors — 0.3%
LKQ Corp.(a)	97,387	2,622,632

Diversified Consumer Services — 1.5%
Adtalem Global Education Inc.(a)	17,548	831,249
Bright Horizons Family Solutions Inc.(a)	18,164	2,762,199
frontdoor Inc.(a)(b)	26,250	1,198,050
Graham Holdings Co., Class B	1,349	1,001,943
Grand Canyon Education Inc.(a)	14,964	1,627,634
H&R Block Inc.	63,226	1,750,728
Service Corp. International/U.S.	56,523	2,607,971
ServiceMaster Global Holdings Inc.(a)	42,171	2,244,762
Sotheby’s(a)	10,263	612,804
Weight Watchers International Inc.(a)	11,855	256,661

		14,894,001

Entertainment — 12.8%
Cinemark Holdings Inc.	33,050	1,319,356
Liberty Media Corp.-Liberty Formula One, Class A(a)	7,962	298,416
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	62,924	2,477,947
Lions Gate Entertainment Corp., Class A	17,166	221,613
Lions Gate Entertainment Corp., Class B, NVS	33,148	404,074
Live Nation Entertainment Inc.(a)	43,323	3,121,855
Madison Square Garden Co. (The), Class A(a)	5,366	1,556,355
Netflix Inc.(a)	123,510	39,892,495
Viacom Inc., Class A	2,760	96,490
Viacom Inc., Class B, NVS	109,683	3,328,879
Walt Disney Co. (The)	509,827	72,910,359

		125,627,839

Food & Staples Retailing — 11.4%
Casey’s General Stores Inc.	11,363	1,839,783
Costco Wholesale Corp.	136,406	37,597,586
Kroger Co. (The)	250,198	5,294,190
Rite Aid Corp.(a)(b)	16,719	116,532
Sprouts Farmers Market Inc.(a)	36,585	619,384
Sysco Corp.	146,661	10,056,545
Walgreens Boots Alliance Inc.	241,039	13,134,215
Walmart Inc.	392,206	43,291,698

		111,949,933

Health Care Providers & Services — 0.8%
AmerisourceBergen Corp.	48,239	4,204,029
Cardinal Health Inc.	92,447	4,227,601

		8,431,630

Security	Shares	Value

Hotels, Restaurants & Leisure — 18.9%
Aramark	76,433	$2,766,110
Bloomin’ Brands Inc.	28,595	486,973
Boyd Gaming Corp.	24,781	656,449
Brinker International Inc.	11,633	463,575
Caesars Entertainment Corp.(a)	181,527	2,149,280
Carnival Corp.	124,188	5,865,399
Cheesecake Factory Inc. (The)	13,020	560,902
Chipotle Mexican Grill Inc.(a)	7,564	6,017,389
Choice Hotels International Inc.	10,526	903,236
Churchill Downs Inc.	10,971	1,312,680
Cracker Barrel Old Country Store Inc.	7,458	1,295,529
Darden Restaurants Inc.	38,144	4,636,785
Domino’s Pizza Inc.	12,748	3,117,268
Dunkin’ Brands Group Inc.	25,633	2,054,741
Extended Stay America Inc.	58,440	977,117
Hilton Grand Vacations Inc.(a)	28,152	920,570
Hilton Worldwide Holdings Inc.	90,274	8,715,955
Hyatt Hotels Corp., Class A	11,852	916,752
Jack in the Box Inc.	7,989	573,850
Las Vegas Sands Corp.	112,656	6,808,929
Marriott International Inc./MD, Class A	85,721	11,920,362
Marriott Vacations Worldwide Corp.	12,097	1,236,676
McDonald’s Corp.	208,265	43,885,601
MGM Resorts International	158,289	4,751,836
Norwegian Cruise Line Holdings Ltd.(a)	66,808	3,302,988
Planet Fitness Inc., Class A(a)	26,200	2,060,892
Royal Caribbean Cruises Ltd.	53,319	6,203,132
Scientific Games Corp./DE, Class A(a)	17,291	353,601
Six Flags Entertainment Corp.	22,215	1,173,618
Starbucks Corp.	375,664	35,571,624
Texas Roadhouse Inc.	20,721	1,144,421
Vail Resorts Inc.	12,467	3,073,365
Wendy’s Co. (The)	56,527	1,028,226
Wyndham Destinations Inc.	29,035	1,366,387
Wyndham Hotels & Resorts Inc.	30,221	1,708,998
Wynn Resorts Ltd.	30,055	3,909,254
Yum! Brands Inc.	94,899	10,678,035

		184,568,505

Interactive Media & Services — 0.2%
TripAdvisor Inc.(a)(b)	32,105	1,417,436
Yelp Inc.(a)	22,050	772,852

		2,190,288

Internet & Direct Marketing Retail — 13.5%
Amazon.com Inc.(a)	51,118	95,426,060
Booking Holdings Inc.(a)(b)	13,428	25,333,399
Expedia Group Inc.	42,783	5,679,026
Groupon Inc.(a)	126,888	399,697
Qurate Retail Inc.(a)	124,150	1,755,481
Shutterfly Inc.(a)	10,641	539,392
Wayfair Inc., Class A(a)	19,871	2,606,281

		131,739,336

IT Services — 0.1%
LiveRamp Holdings Inc.(a)	21,390	1,127,039

Media — 12.6%
Altice USA Inc., Class A(a)	36,493	941,884
AMC Networks Inc., Class A(a)(b)	14,058	750,416
Cable One Inc.	1,537	1,870,222
CBS Corp., Class B, NVS	109,164	5,623,038

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® U.S. Consumer Services ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Charter Communications Inc., Class A(a)	53,352	$20,560,794
Comcast Corp., Class A	1,029,667	44,450,724
Discovery Inc., Class A(a)(b)	48,958	1,483,917
Discovery Inc., Class C, NVS(a)	111,831	3,158,107
DISH Network Corp., Class A(a)	71,563	2,423,123
Fox Corp., Class A, NVS	109,905	4,101,655
Fox Corp., Class B	50,360	1,873,392
Interpublic Group of Companies Inc. (The)	120,044	2,751,408
John Wiley & Sons Inc., Class A	13,995	636,912
Liberty Broadband Corp., Class A(a)	8,171	802,311
Liberty Broadband Corp., Class C, NVS(a)	47,342	4,711,002
Liberty Global PLC, Class A(a)	63,651	1,697,572
Liberty Global PLC, Class C, NVS(a)	161,569	4,207,257
Liberty Latin America Ltd., Class A(a)	13,429	220,101
Liberty Latin America Ltd., Class C, NVS(a)	37,340	612,376
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	25,841	1,075,761
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	48,389	2,025,564
Meredith Corp.	12,430	681,910
New York Times Co. (The), Class A	44,064	1,572,204
News Corp., Class A, NVS	119,578	1,573,646
News Corp., Class B	38,387	516,689
Nexstar Media Group Inc., Class A	14,298	1,455,107
Omnicom Group Inc.	68,286	5,477,903
Sinclair Broadcast Group Inc., Class A	20,414	1,025,804
Sirius XM Holdings Inc.	500,147	3,130,920
TEGNA Inc.	67,103	1,019,295
Tribune Media Co., Class A	25,190	1,170,579

		123,601,593

Multiline Retail — 4.1%
Big Lots Inc.(b)	12,374	316,774
Dillard’s Inc., Class A(b)	5,526	402,182
Dollar General Corp.	80,120	10,737,683
Dollar Tree Inc.(a)	73,687	7,497,652
Kohl’s Corp.	50,255	2,706,734
Macy’s Inc.	95,797	2,177,466
Nordstrom Inc.	32,543	1,077,499
Ollie’s Bargain Outlet Holdings Inc.(a)	16,144	1,367,235
Target Corp.	158,902	13,729,133

		40,012,358

Professional Services — 0.7%
IHS Markit Ltd.(a)	112,828	7,268,380

Road & Rail — 0.2%
AMERCO	2,374	918,738
Avis Budget Group Inc.(a)	19,776	719,649

		1,638,387

Specialty Retail — 18.0%
Aaron’s Inc.(b)	20,991	1,323,483
Advance Auto Parts Inc.(b)	22,250	3,351,740
American Eagle Outfitters Inc.	50,745	897,679
AutoNation Inc.(a)	17,907	871,713
AutoZone Inc.(a)	7,605	8,540,719
Bed Bath & Beyond Inc.	40,967	397,790
Best Buy Co. Inc.	72,060	5,514,752

Security	Shares	Value

Specialty Retail (continued)
Burlington Stores Inc.(a)	20,600	$3,723,450
CarMax Inc.(a)	51,545	4,523,589
Dick’s Sporting Goods Inc.	20,944	778,488
Five Below Inc.(a)	17,357	2,038,753
Floor & Decor Holdings Inc., Class A(a)	17,978	703,839
Foot Locker Inc.	34,832	1,430,202
Gap Inc. (The)	65,651	1,280,195
Home Depot Inc. (The)	248,121	53,020,976
L Brands Inc.	71,137	1,846,005
Lithia Motors Inc., Class A	6,947	916,170
Lowe’s Companies Inc.	242,826	24,622,556
Michaels Companies Inc. (The)(a)	27,962	192,099
Murphy USA Inc.(a)	9,278	819,804
National Vision Holdings Inc.(a)	19,602	619,227
O’Reilly Automotive Inc.(a)	24,279	9,244,472
Penske Automotive Group Inc.	11,155	512,795
Ross Stores Inc.	113,967	12,083,921
Sally Beauty Holdings Inc.(a)	37,065	509,273
Signet Jewelers Ltd.	16,188	293,650
Tiffany & Co.	33,516	3,147,823
TJX Companies Inc. (The)	376,119	20,521,053
Tractor Supply Co.	37,416	4,071,235
Ulta Salon Cosmetics & Fragrance Inc.(a)(b)	17,227	6,016,530
Urban Outfitters Inc.(a)(b)	21,269	506,415
Williams-Sonoma Inc.	24,445	1,629,993

		175,950,389

Trading Companies & Distributors — 0.1%
Beacon Roofing Supply Inc.(a)	21,241	769,562

Total Common Stocks — 99.8% (Cost: $895,411,308)		976,668,615

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.45%(c)(d)(e)	9,739,524	9,744,393
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(c)(d)	1,826,000	1,826,000

		11,570,393

Total Short-Term Investments — 1.2% (Cost: $11,569,020)		11,570,393

Total Investments in Securities — 101.0% (Cost: $906,980,328)		988,239,008

Other Assets, Less Liabilities — (1.0)%		(9,776,958)

Net Assets — 100.0%		$978,462,050

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® U.S. Consumer Services ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 07/31/19	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	29,031,428	(19,291,904)	9,739,524	$9,744,393	$16,868	(a)	$3,129	$(109)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,029,637	796,363	1,826,000	1,826,000	6,808		—	—

				$11,570,393	$23,676		$3,129	$(109)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$976,668,615	$—	$—	$976,668,615
Money Market Funds	11,570,393	—	—	11,570,393

	$988,239,008	$—	$—	$988,239,008

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

3